Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Buildings and improvements	$ 6,390,253	$ 6,223,885
Land	1,943,166	1,929,018
Total real estate	8,333,419	8,152,903
Less accumulated depreciation	(2,820,765)	(2,562,574)
Net real estate ($599,302 and $773,233 related to VIEs)	5,512,654	5,590,329
Cash and cash equivalents ($23,599 and $43,286 related to VIEs)	84,413	91,066	111,325	81,260
Restricted cash ($38,576 and $41,724 related to VIEs)	146,859	183,970
Accounts receivable, net ($1,961 and $8,434 related to VIEs)	34,020	41,796
Notes receivable	102,897	111,205
Other assets ($221,638 and $70,930 related to VIEs)	520,537	382,949
Assets held for sale	0	470,547
Total assets	6,401,380	6,871,862
LIABILITIES AND EQUITY
Non-recourse property debt ($495,012 and $617,823 related to VIEs)	4,688,447	4,772,774
Accounts payable	30,747	32,607
Accrued liabilities and other ($162,765 and $79,573 related to VIEs)	318,669	282,451
Deferred income	128,577	138,808
Liabilities related to assets held for sale	0	417,164
Total liabilities	5,166,440	5,643,804
Preferred noncontrolling interests in Aimco Operating Partnership	80,046	83,384
Commitments and contingencies (Note 10)	0	0
Equity:
Perpetual Preferred Stock (Note 12)	68,114	657,114
Common Stock, $0.01 par value, 505,787,260 and 480,887,260 shares authorized, 145,563,903 and 120,916,294 shares issued/outstanding at December 31, 2012 and 2011, respectively	1,456	1,209
Additional paid-in capital	3,712,684	3,098,333
Accumulated other comprehensive loss	(3,542)	(6,860)
Distributions in excess of earnings	(2,863,287)	(2,841,467)
Total Aimco equity	915,425	908,329
Noncontrolling interests in consolidated real estate partnerships	271,065	270,666
Common noncontrolling interests in Aimco Operating Partnership	(31,596)	(34,321)
Total equity	1,154,894	1,144,674	1,306,772	1,534,703
Total liabilities and equity	6,401,380	6,871,862
AIMCO PROPERTIES, L.P
ASSETS
Buildings and improvements	6,390,253	6,223,885
Land	1,943,166	1,929,018
Total real estate	8,333,419	8,152,903
Less accumulated depreciation	(2,820,765)	(2,562,574)
Net real estate ($599,302 and $773,233 related to VIEs)	5,512,654	5,590,329
Cash and cash equivalents ($23,599 and $43,286 related to VIEs)	84,413	91,066	111,325	81,260
Restricted cash ($38,576 and $41,724 related to VIEs)	146,859	183,970
Accounts receivable, net ($1,961 and $8,434 related to VIEs)	34,020	41,796
Notes receivable	102,897	111,205
Other assets ($221,638 and $70,930 related to VIEs)	520,537	382,949
Assets held for sale	0	470,547
Total assets	6,401,380	6,871,862
LIABILITIES AND EQUITY
Non-recourse property debt ($495,012 and $617,823 related to VIEs)	4,688,447	4,772,774
Accounts payable	30,747	32,607
Accrued liabilities and other ($162,765 and $79,573 related to VIEs)	318,669	282,451
Deferred income	128,577	138,808
Liabilities related to assets held for sale	0	417,164
Total liabilities	5,166,440	5,643,804
Reedemable preferred units	80,046	83,384	103,428	116,656
Commitments and contingencies (Note 10)	0	0
Equity:
Preferred units	68,114	657,114
General Partners and Special Limited Partner	847,311	251,215
Limited Partners	(31,596)	(34,321)
Partners' capital attributable to the Aimco Operating Partnership	883,829	874,008
Noncontrolling interests in consolidated real estate partnerships	271,065	270,666
Total partners' capital	1,154,894	1,144,674	1,324,002	1,551,074
Total liabilities and equity	$ 6,401,380	$ 6,871,862